INTEREST AND OTHER INCOME (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor	Dec. 27, 2013 Successor	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor
Interest and Other Income [Line Items]
Interest income	$ 15	$ 45	$ 18	$ 28
Other income	578	1,535	1,481	1,864
Interest and other income	$ 593	$ 1,580	$ 1,499	$ 1,892